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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498

811-08910

WB CAPITAL MUTUAL FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER

WB CAPITAL MUTUAL FUNDS, INC.

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.	JOHN C. MILES, ESQ., DONALD F. BURT, ESQ.
WB CAPITAL MUTUAL FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 09/30/2008

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT FOR THE PERIOD ENDING SEPTEMBER 30, 2008.

SEMI-ANNUAL

REPORT

TO

SHAREHOLDERS SEPTEMBER 30, 2008

Table of Contents

Performance Reports and Schedules of Portfolio Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Additional Information

Message from the Investment Adviser

Dear Valued Shareholder:

We are pleased to present this semi-annual report for the WB Capital Mutual Funds covering the six-month period from April 1, 2008 to September 30, 2008. This report is prepared to provide you with information as to your Fund performance, commentary from your Fund managers, and a review of your Fund expenses. We encourage you to review this information and hope you will find it useful.

The last six months have tested the resiliency of the US financial markets. The distressed sale of Bear Stearns, the failure of Lehman Brothers, and the government rescue of Fannie Mae, Freddie Mac, and AIG have eroded investor confidence in the financial system and re-ignited a credit crisis within the global economy. The government-sponsored rescue plan will help to improve investor confidence that has been lost through this ordeal. In our view, the steps taken were simply the government doing what it could to stem short-term panic in the market. Certainly this is an important step - it is always preferable to have events unfold in an orderly manner. Credit markets and the banking system will not be stabilized until the plan is finalized and implementation begins. No plan can deliver a quick cure for all the deep problems that ail the economy and the financial system.

At the same time the credit crisis is creating dislocations in the financial system, the economy is showing signs of cracking. The economy is in or near recession with unemployment rising, consumer spending slowing, and a weakening manufacturing sector. The Federal Reserve has aggressively pursued monetary strategies to thwart a prolonged slowdown. Most experts believe a recovery will likely occur by mid-year 2009.

However with this fear comes opportunity. The recent widening of corporate and mortgage-backed spreads relative to treasuries presents an attractive opportunity for bond investors over the next 12 months. The dislocation between price and value has provided its challenges, but longer term, bond investors in quality securities will perform very well if they remain patient.

Even though the credit markets collapsed in August and September, the WB Capital Funds performed well during the last six months. To provide an extra layer of protection for our investors in the Liquid Assets Fund, we are participating in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds to help protect investors. Our three bond funds continue to perform well within their respective style categories. The WB Capital Limited Bond Fund generated a 3.11 percent total return for the trailing twelve months, the WB Capital Bond Fund generated a 0.94 percent total return during the same period, and for investors focused on tax-free investments, the WB Capital Municipal Bond Fund generated a 0.65 percent total return.

Remember, bond funds play an important role in a well-planned investment strategy. Bond funds provide a key buffer from stock market volatility. As a source of relatively stable income and lower volatility of principal, bond funds are a good way to balance risk in a portfolio during a tumultuous market.

We want to thank you for your continued support of the WB Capital Mutual Funds.

Sincerely,

Jeff Lorenzen, CFA

President, WB Capital Mutual Funds

The WB Capital Mutual Funds are distributed by Foreside Distribution Services, L.P.

Shares of the WB Capital Mutual Funds are NOT INSURED BY THE FDIC. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information not authorized for distribution unless accompanied or preceded by a current prospectus. An investor should consider the Fund investment objectives, risks, charges, and expenses carefully before investing or sending money. This and other important information can be found in the Funds’ prospectus. To obtain more information, please call 800-798-1819 or visit the website www.wbcapitalfunds.com. Please read the prospectus carefully before investing.

Performance Report

WB Capital Money Market Funds

The money market yield curve steepened and bifurcated dramatically as the flight to quality pushed very short Treasury rates negative for brief periods while longer financial commercial paper rose over 20% in some cases. Incredible panic froze the short term markets and the bankruptcy of Lehman Brothers pushed several prime money funds to break the buck. LIBOR soared and lending stopped. The Federal Reserve and the Treasury worked hard to promote liquidity, proposing the $700 billion financial rescue package, establishing various borrowing programs and pumping liquidity into the market. These activities have begun to thaw the market but the credit squeeze will take some time to resolve.

Institutional Money Market Fund

The Fund’s average days fell slightly as volatility in the market encouraged a neutral average days position. The Fund will look for opportunity to establish an average days position longer than the index to capture additional yield while overnight rates remain stable or trend lower. Agency paper is being added in the three to six month part of the curve where rates appear most attractive given our outlook for the Fed. The Fund did not purchase insurance through the Treasury’s temporary program since the Fund’s portfolio consists of securities carrying a federal government guarantee.

Institutional Reserves Fund

The Fund’s average days fell as volatility in the market encouraged a neutral average days position. The Fund will look for opportunity to establish an average days position longer than the index to capture additional yield while overnight rates remain stable or trend lower. Agency paper is being added in the three to six month part of the curve where rates appear most attractive given our outlook for the Fed. The Fund did not purchase insurance through the Treasury’s temporary program since the Fund’s portfolio consists of securities carrying a federal government guarantee.

Liquid Assets Fund

The Fund’s average days fell as volatility in the market encouraged a neutral average days position. The Fund purchased insurance through the Treasury’s temporary program and has reduced its exposure to corporate bonds in light of current market turmoil. The Fund will look for opportunity to establish an average days position longer than the index to capture additional yield while overnight rates remain stable or trend lower. Agency paper is being added in the three to six month part of the curve where rates appear most attractive given our outlook for the Fed.

Institutional Money Market Fund

			Schedule of Portfolio Investments (unaudited)
				September 30, 2008

Par/					Par/
Share Value	Description			Value	Share Value	Description		Value
U.S. Government Agencies (73.44%)					Repurchase Agreements (26.16%)
Federal Farm Credit Bank (2.13%)					Banc of America Securities LLC
$ 1,000,000	2.709%	**	02/11/10	$ 1,001,630	$ 7,000,000	1.400%	10/01/08
Federal Home Loan Bank (51.41%)						(Purchased on 09/30/08; proceeds at
3,000,000	1.882%	*	10/02/08	2,999,846		maturity $7,000,272; collateralized by
604,000	2.289%	*	10/03/08	603,925		$7,095,000 U.S. Government Agency,
3,000,000	1.780%	*	10/03/08	2,999,708		04/09/09, collateral worth $7,144,736)		$ 7,000,000
1,325,000	4.375%		10/03/08	1,325,160
3,000,000	2.187%	*	10/07/08	2,998,925	Morgan Stanley
1,000,000	2.323%	*	10/09/08	999,493	5,281,372	1.250%	10/01/08
400,000	4.750%		10/09/08	400,194		(Purchased on 09/30/08; proceeds at
3,000,000	2.402%	*	10/14/08	2,997,443		maturity $5,281,555; collateralized by
1,000,000	4.500%		10/14/08	1,000,814		$5,314,000 U.S. Government Agency,
1,000,000	2.200%		10/29/08	999,911		05/06/10, collateral worth $5,387,014)		5,281,372
300,000	5.000%		12/22/08	301,567		Total Repurchase Agreements		12,281,372
2,000,000	2.560%		02/13/09	2,002,132
1,000,000	2.260%		03/25/09	999,937		Total Investments (99.60%)
1,000,000	2.320%		04/28/09	999,381		(Cost $46,766,637)		$ 46,766,637
2,000,000	2.600%		05/14/09	2,002,071		Other Assets and Liabilities (0.40%)		186,635
500,000	5.250%		06/12/09	509,111
				24,139,618		Net Assets (100.00%)		$ 46,953,272
Federal Home Loan Mortgage Corporation (12.78%)
2,000,000	2.597%	*	11/25/08	1,992,239
1,000,000	5.750%		03/15/09	1,014,413
2,000,000	2.265%		04/14/09	1,998,956
1,000,000	2.500%		04/21/09	997,030
				6,002,638
Federal National Mortgage Association (7.12%)
500,000	3.200%		11/28/08	499,241
917,000	3.375%		12/15/08	918,470
896,000	3.250%		02/15/09	898,406
1,000,000	6.375%		06/15/09	1,025,262
				3,341,379
	Total U.S. Government Agencies			34,485,265

* Effective yield at date of purchase
** Interest rate fluctuates monthly with Libor

See notes to financial statements

Institutional Reserves Fund

			Schedule of Portfolio Investments (unaudited)
				September 30, 2008

Par/					Par/
Share Value	Description			Value	Share Value	Description		Value
U.S. Government Agencies (57.36%)					Repurchase Agreements (42.54%)
Federal Farm Credit Bank (2.16%)					Banc of America Securities LLC
$ 500,000	2.625%		02/04/09	$ 500,650	$ 16,000,000	1.400%	10/01/08
1,000,000	2.709%	**	02/11/10	1,001,630		(Purchased on 09/30/08; proceeds at
				1,502,280		maturity $16,000,622; collateralized by
Federal Home Loan Bank (36.77%)						$16,210,000 U.S. Government Agency,
1,000,000	2.158%	*	10/02/08	999,941		04/09/09, collateral worth $16,323,632)		$ 16,000,000
3,000,000	1.882%	*	10/02/08	2,999,846
3,000,000	1.780%	*	10/03/08	2,999,708	Morgan Stanley
3,000,000	2.187%	*	10/07/08	2,998,925	13,526,228	1.250%	10/01/08
1,000,000	2.323%	*	10/09/08	999,493		(Purchased on 09/30/08; proceeds at
3,000,000	2.402%	*	10/14/08	2,997,443		maturity $13,526,698; collateralized by
2,000,000	2.599%	*	10/17/08	1,997,742		$13,660,000 U.S. Government Agency,
1,500,000	5.000%		11/21/08	1,501,841		12/15/08, collateral worth $13,798,700)		13,526,228
1,000,000	4.125%		01/07/09	1,001,298		Total Repurchase Agreements		29,526,228
1,000,000	2.560%		02/13/09	1,001,066
1,000,000	5.250%		03/13/09	1,012,757		Total Investments (99.90%)
1,000,000	2.260%		03/25/09	999,937		(Cost $69,335,094)		$ 69,335,094
1,000,000	2.320%		04/28/09	999,381		Other Assets and Liabilities (0.10%)		67,260
1,000,000	2.600%		05/14/09	1,000,853
1,000,000	4.000%		05/26/09	1,006,695		Net Assets (100.00%)		$ 69,402,354
1,000,000	2.700%		06/30/09	1,000,104
				25,517,030
Federal Home Loan Mortgage Corporation (11.73%)
1,485,000	3.050%		10/15/08	1,485,119
2,000,000	2.597%	*	11/25/08	1,992,239
500,000	4.000%		11/28/08	501,043
1,500,000	4.875%		02/17/09	1,511,665
1,000,000	2.265%		04/14/09	999,478
650,000	3.375%		04/15/09	651,857
1,000,000	2.500%		04/21/09	997,030
				8,138,431
Federal National Mortgage Association (6.70%)
915,000	4.500%		10/15/08	915,687
1,125,000	2.564%	*	10/31/08	1,122,656
1,610,000	3.200%		11/28/08	1,611,180
1,000,000	3.375%		12/15/08	1,001,602
				4,651,125
	Total U.S. Government Agencies			39,808,866

* Effective yield at date of purchase
** Interest rate fluctuates monthly with Libor

See notes to financial statements

Liquid Assets Fund

	Schedule of Portfolio Investments (unaudited)
		September 30, 2008

Par/
Share Value	Description			Value
U.S. Government Agencies (27.54%)
Federal Farm Credit Bank (0.92%)
$ 1,000,000	2.709%	**	02/11/10	$ 1,001,630

Federal Home Loan Bank (21.10%)
1,000,000	4.000%		05/26/09	1,006,695
1,000,000	2.550%		05/05/09	1,000,519
1,000,000	2.375%		05/12/09	998,942
2,000,000	2.500%		05/28/09	1,998,401
5,000,000	1.882%	*	10/02/08	4,999,743
5,000,000	1.780%	*	10/03/08	4,999,514
1,000,000	2.292%	*	10/07/08	999,625
5,000,000	2.187%	*	10/07/08	4,998,208
2,000,000	2.599%		10/17/08	1,997,742
				22,999,389
Federal Home Loan Mortgage Corporation (4.58%)
2,000,000	4.750%		10/17/08	2,001,770
1,000,000	2.265%		04/14/09	998,720
2,000,000	2.500%		04/21/09	1,994,059
				4,994,549
Federal National Mortgage Association (0.94%)
1,000,000	6.375%		06/15/09	1,025,262
	Total U.S. Government Agencies			30,020,830

Loan Certificates - FmHA Guaranteed Loan
Certificates (1.66%)
1,811,056	2.60% - 2.75%	***
	01/13/13 to 02/11/25			1,811,056

Corporate Bonds (15.87%)
Banking and Financial (2.76%)
Bank of America Corporation
1,000,000	5.875%		02/15/09	1,010,129
Bank of New York Mellon
500,000	3.250%		04/01/09	500,430
Royal Bank of Canada
500,000	3.875%		05/04/09	502,547
Suntrust Banks
500,000	4.000%		10/15/08	500,042
Wells Fargo Company
500,000	3.125%		04/01/09	500,507
				3,013,655
Beverages (0.92%)
Anheuser-Busch Company
1,000,000	5.125%		10/01/08	1,000,000

Computer Hardware (0.46%)
IBM Corporation
500,000	5.400%		10/01/08	500,000

Drugs (0.46%)
Abbott Laboratories
500,000	3.500%		02/17/09	501,571

Electrical (0.46%)
Emerson Electric Company
500,000	5.850%		03/15/09	506,241

Financial Services (8.50%)
Bear Stearns Company
1,000,000	2.588%	**	04/05/09	1,000,000
Caterpillar Financial Services
500,000	4.500%		06/15/09	504,962
Citigroup, Inc.
2,000,000	6.250%		11/01/08	2,002,608
1,000,000	3.625%		02/09/09	1,000,755
Credit Suisse FB USA
250,000	4.700%		06/01/09	251,493
			5

General Electric Capital Corporation
500,000	3.600%	10/15/08	500,163
HSBC Finance Corporation
500,000	5.875%	02/01/09	504,272
Morgan Stanley
2,000,000	3.875%	01/15/09	2,000,563
National Rural Utilities
1,500,000	5.750%	12/01/08	1,503,137
			9,267,953
Oil and Gas (0.93%)
BP Amoco
500,000	5.900%	04/15/09	507,817
Conoco-Phillips Petroleum
500,000	6.375%	03/30/09	508,557
			1,016,374
Retail General Merchandise (0.92%)
Target Corporation
1,000,000	5.875%	11/01/08	1,000,869

Telecommunications (0.46%)
AT&T Inc. (SBC Communications)
500,000	4.125%	09/15/09	503,453
	Total Corporate Bonds		17,310,116

Repurchase Agreements (54.76%)
Banc of America Securities LLC
$ 32,000,000	1.400%	10/01/08	$ 32,000,000
	(Purchased on 09/30/08; proceeds at
	maturity $32,001,244; collateralized by
	$32,415,000 U.S. Government Agency,
	04/09/09, collateral worth $32,642,229)

Morgan Stanley
27,698,854	1.250%	10/01/08	27,698,854
	(Purchased on 09/30/08; proceeds at
	maturity $27,699,816; collateralized
	by $27,755,000 U.S. Government
	Agencies, 12/15/08 - 11/21/12,
	collateral worth $28,325,158)
	Total Repurchase Agreements		59,698,854

	Total Investments (99.83%)
	(Cost $108,840,856)		$ 108,840,856
	Other Assets and Liabilities (0.17%)		186,133

	Net Assets (100.00%)		$ 109,026,989

* Effective yield at date of purchase
** Interest rate fluctuates monthly with Libor
*** Interest rate fluctuates with prime rate, put option subject to no more than five business days written notice

See notes to financial statements		6

Performance Report

WB Capital Fixed Income Funds

This is one for the record books. The past six months drew to a close with the FDIC seizing Washington Mutual, resulting in the largest bank failure in the history of the United States. September also experienced the largest bankruptcy in U.S. history with the Chapter 11 filing of Lehman Brothers. A seizure of the credit markets, particularly in the financial sector, ensued. As a result of a dramatic flight away from financial assets, fixed income markets posted negative returns in the third quarter with the Lehman Aggregate index falling 1.5 percent. Equity markets plunged as the S&P 500 declined by 10.9 percent. The ten-year U.S. Treasury rate rose 0.41 percent to finish the period at 3.82 percent. The two-year U.S. Treasury rate rose 0.38 percent up to 1.96 percent.

Corporate bonds underperformed U.S. Treasuries by nearly 8.50 percent in September for the worst monthly showing in index history. In fact, the month of September alone qualified as the worst year ever in corporate bond performance. The market stress was particularly acute in short-term holdings, as the nation’s oldest money market fund broke the buck. Commercial paper rates jumped to as high as 50 percent for select three month notes while 3 month T-bill rates dropped to a low of 0.02 percent due to a flight to quality. As a result of the seizure of the short-term markets due to the liquidation of a large money market fund, the government initiated a voluntary insurance program for essentially all money market funds to stem the quickening pace of withdrawals which were causing further price declines and potentially more fund failures.

The ingredients that led up to this bitter medicine for investors included high residential foreclosure rates, high leverage, years of easy monetary policy, fear and greed. All easy to identify post mortem, yet difficult to determine the potential impact in real time. Despite Sarbanes-Oxley and other regulatory reforms following the Enron and WorldCom defaults, financial statement transparency is low for financial services companies. Just days before the failure of Bear Stearns and Lehman Brothers, both firms provided disclosures touting strong capital ratios, high levels of tangible net worth and adequate liquidity. In both cases, the numbers were not reliable at best and fraudulent at worst.

In addition to two high profile bankruptcies, a number of extraordinary events occurred in September. Both Fannie Mae and Freddie Mac were placed into conservatorship by the U.S. government. This move makes the previously implied government guarantee on senior debt nearly explicit. On the day Lehman Brothers filed for bankruptcy, Merrill Lynch agreed to be acquired by Bank of America. Within days, insurance giant AIG was extended an $85 billion secured credit facility from the government in exchange for a 79.9 percent stake in the company. Wachovia announced it would be acquired by Citigroup with the assistance of the FDIC, only to leave the altar later in the week to elope with Wells Fargo. A great wave of consolidation may only be gaining steam.

The federal government provided a week of drama debating an extensive plan to purchase troubled assets which ultimately gained passage yet introduced significant market volatility. The Fed met four times during the period and left the Fed funds rate unchanged at 2.0 percent at each meeting. Subsequent to quarter end, the Fed funds rate was lowered to 1.5 percent in an intermeeting rate cut which was a coordinated effort among each of the largest economies in the world to illustrate their intentions to not allow the global financial system to collapse.

The Treasury Asset Relief Program (TARP) is a $700 billion bill allowing the government to support the financial system. There are two ways to assist a financial firm to reduce leverage – sell assets or raise capital. This bill does both. The Treasury has allocated $250 billion to buy preferred shares in “thousands” of banks. The program was launched with eight of the most systemically important financial institutions receiving the first $125 billion. Additionally, the bill has the opportunity to improve the balance sheet of the financial system by reducing the strain caused by low quality assets. Low quality assets force financial firms to hold large amounts of capital. The ability for firms to sell assets, even at low prices, and receive cash improves their capital position as cash requires no capital set aside. With improved capital ratios, monies are freed to be reinvested in the normal flow of lending rather than sitting on the sidelines. The program has the opportunity to be successful, but improvements will not be felt overnight.

We have responded to the dramatic price swings experienced at the end of the period with a thorough review of all portfolio positions, particularly the corporate bond holdings. Our team reviews each portfolio holding to confirm our conviction as to credit quality. Included in that review, we consider the firm’s funding profile with respect to cash levels and available lines of credit to determine the ability of the issuer to weather the storm without reliance on the capital markets. The review also includes the firm’s sensitivity to an expected slowdown in economic activity. We continue to believe our diversified, opportunity seeking and risk managed approach will result in superior performance throughout this very difficult market cycle.

Our fixed income strategy is guided by our central forecast of both the economy and the markets. The credit crisis and lending squeeze are likely to result in extending the time frame for an economic recovery and rising employment. The U.S. economy is resilient, but consumer spending could pause. Market fluctuations are expected to remain volatile as the market settles into a new reality. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. We believe the high risk premiums available today do present a cautious opportunity.

Limited Term Bond Fund

Fixed income total returns were negative for the period as interest rates moved slightly higher and risk premiums escalated. The two-year Treasury reached its peak for the period in June, 2008 with a yield of 3.05 percent. Interest rates began a steady decline in mid-July as building credit concerns weighed on the market. Interest rates were especially volatile near the end of the period, including a 0.50 percent drop on the day Lehman Brothers filed for bankruptcy. Rates moved higher on the announcement of plans for the government to purchase distressed assets, only to see lower rates and higher volatility when Congress failed to pass legislation on the first attempt. From start to finish, the two-year U.S. Treasury rate rose 0.38 percent to finish the period at 1.96 percent.

Higher risk premiums, in combination with higher Treasury rates, conspired to push total returns negative. The Lehman Government/Credit 1-3 year index responded by falling 0.48 percent during the period. The yield curve finished the period about where it started as two year rates rose at about the same pace as ten year rates. The difference between two year and ten year rates dropped as low as 1.17 percent during the period only to return to near the widest point of this cycle at 1.86 percent by the end of the period.

The major risk sectors of the bond market performed poorly compared to Treasuries during the period. Risk sector performance was positive in the second quarter of 2008 as risk was rewarded following the first quarter rescue of Bear Stearns. The dramatic underperformance of the risk sectors in the third quarter, especially September, overwhelmed the second quarter’s good marks. For the period, corporate bonds trailed Treasuries by 8.66 percent due to several corporate failures. Commercial MBS (down 5.50 percent) fell as well. Asset-backed securities (ABS) and agency sectors, down 4.94 percent and 0.79 percent respectively, fell in sympathy. Mortgage-backed securities (MBS) were the lone risk sector to outperform Treasuries, with a 0.50 percent advantage.

Throughout the period, the portfolio’s performance was supported by an overweight to Agency MBS, Agency CMOs and a yield advantage. The portfolio’s avoidance of commercial MBS was a significant positive. An overweight to the corporate sector held back performance. Interest rate risk management had little impact on performance as the portfolio held a neutral stance to interest rate risk. The portfolio continues to maintain an income advantage with managed risk taking.

Our fixed income strategy is guided by our central forecast of both the economy and the markets. The credit crisis and lending squeeze are likely to result in extending the time frame for an economic recovery and rising employment. The U.S. economy is resilient, but consumer spending could pause. Market fluctuations are expected to remain volatile as the market settles into a new reality.

Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. We believe the high risk premiums available today do present a cautious opportunity. These factors support an overweight to the market’s risk sectors that generate an income advantage over the index. Interest rate risk management will be nimble around the market’s inflection point. Corporate bonds, agency mortgage-backed securities, asset-backed securities and agencies are all overweight. The U.S. Treasury sector is underweighted.

Bond Fund

Fixed income total returns were negative for the period as interest rates moved slightly higher and risk premiums escalated. The ten-year Treasury reached its peak for the period in June, 2008 with a yield of 4.27 percent. Interest rates began a steady decline in mid-July as building credit concerns weighed on the market. Interest rates were especially volatile near the end of the period, including a 0.33 percent drop on the day Lehman Brothers filed for bankruptcy. Rates moved higher on the announcement of plans for the government to purchase distressed assets, only to see lower rates and higher volatility when Congress failed to pass legislation on the first attempt. From start to finish, the ten-year U.S. Treasury rate rose 0.41 percent to finish the period at 3.82 percent. The two-year U.S. Treasury rate rose 0.38 percent up to 1.96 percent.

Higher risk premiums, in combination with higher Treasury rates, conspired to push total returns negative. The Lehman Aggregate index responded by falling 1.5 percent during the period. The yield curve finished the period about where it started as two year rates rose at about the same pace as ten year rates. The difference between two year and ten year rates dropped as low as 1.17 percent during the period only to return to near the widest point of this cycle at 1.86 percent by the end of the period. The yield curve flattened between ten and thirty years, however. The ten/thirty year gap dropped from 0.88 percent at period’s start down to 0.49 percent by period’s end.

The major risk sectors of the bond market performed poorly compared to Treasuries during the period. Risk sector performance was positive in the second quarter of 2008 as risk was rewarded following the first quarter rescue of Bear Stearns. The dramatic underperformance of the risk sectors in the third quarter, especially September, overwhelmed the second quarter’s good marks. For the period, corporate bonds trailed Treasuries by 8.66 percent due to several corporate failures. Commercial MBS (down 5.50 percent) fell as well. Asset-backed securities (ABS) and agency sectors, down 4.94 percent and 0.79 percent respectively, fell in sympathy. Mortgage-backed securities (MBS) were the lone risk sector to outperform Treasuries, with a 0.50 percent advantage.

Throughout the period, the portfolio’s performance was supported by an overweight to Agency MBS, Agency CMOs and a yield advantage. The portfolio’s underweight to commercial MBS was a significant positive. An overweight to the corporate sector held back performance. Interest rate risk management had little impact on performance as the portfolio held a neutral stance to interest rate risk. The portfolio continues to maintain an income advantage with managed risk taking.

Our fixed income strategy is guided by our central forecast of both the economy and the markets. The credit crisis and lending squeeze are likely to result in extending the time frame for an economic recovery and rising employment. The U.S. economy is resilient, but consumer spending could pause. Market fluctuations are expected to remain volatile as the market settles into a new reality.

Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. We believe the high risk premiums available today do present a cautious opportunity. These factors support an overweight to the market’s risk sectors that generate an income advantage over the index. Interest rate risk management will be nimble around the market’s inflection point. Corporate bonds and ABS continue to hold overweight positions. Pass thru MBS weightings finish the quarter above benchmark levels and the portfolio continues to overweight CMOs. U.S. Treasury allocations continue to possess an underweight.

Municipal Bond Fund

The credit crisis that came to a head in September decoupled municipal returns from Treasury returns as investors shed all forms of risk including relatively safe municipal bonds. The municipal market struggled through the winter with the collapse of the auction rate securities market and the loss of leveraged players in the sector. Late summer saw municipal yields rise even as Treasury yields fell, and the 10 year municipal yield rose 0.36 percent during the semiannual period, ending September at 4.15 percent. Performance of the Fund benefited from the flight to quality during the period and the short duration position.

The Fund has made significant changes over the past couple years, increasing income and improving relative performance. The Fund’s twelve month Morningstar ranking improved to 16th percentile and ended the most recent calendar quarter ended September 30, 2008 in the 22nd percentile. Investment strategy continues to increase exposure to municipal sectors and structures that generate an income advantage over the index while maintaining interest rate risk modestly lower than the index.

Limited Term Bond Fund

Schedule of Portfolio Investments (unaudited)
	September 30, 2008

Par/
Share Value	Description		Value
U.S. Government Agencies (37.62%)
Federal Home Loan Bank (1.98%)
$ 500,000	3.500%	05/27/11	$ 498,623

Federal Home Loan Mortgage Corporation (5.60%)
1,350,000	5.125%	04/18/11	1,410,209

Federal National Mortgage Association (30.04%)
600,000	4.625%	12/15/09	610,304
1,200,000	6.625%	09/15/09	1,237,032
2,500,000	7.125%	06/15/10	2,663,975
2,500,000	4.375%	09/13/10	2,559,032
500,000	3.250%	02/10/10	500,551
			7,570,894
	Total U.S. Government Agencies		9,479,726

Mortgage Related Securities (32.82%)
Collateralized Mortgage Obligations (14.20%)
514,486	Federal Home Loan Mortgage
	Corporation 2971 Class PE
	4.500%	03/15/26	515,296
670,767	Federal Home Loan Mortgage
	Corporation 3089 Class LP
	5.500%	12/15/29	684,861
392,661	Federal Home Loan Mortgage
	Corporation 3211 Class PA
	5.500%	11/15/29	401,559
500,000	Federal Home Loan Mortgage
	Corporation 2921 Class NV
	4.500%	01/15/29	499,818
500,000	Federal National Mortgage
	Association 2006-53 Class CK
	5.000%	09/25/29	500,633
434,365	Federal National Mortgage
	Association 2007-77 Class M
	5.500%	11/25/29	443,025
400,000	Federal National Mortgage
	Association 2005-29 Class QB
	5.000%	05/25/28	403,903
111,961	Structured Asset 2001-1 B2
	7.121%	02/25/31	110,165
20,711	Structured Asset Securities
	6.838%	04/25/32	18,908
			3,578,168
Federal Home Loan Mortgage Corporation
Mortgage-Backed Pools (6.04%)
200,156	Pool #M90877
	4.000%	12/01/08	200,276
484,434	Pool #M90980
	5.000%	05/01/10	492,703
585,157	Pool #M90988
	5.000%	07/01/10	595,146
234,365	Pool #M90876
	4.000%	11/01/08	234,388
			1,522,513
Federal National Mortgage Association
Mortgage-Backed Pools (2.52%)
637,396	Pool #254711
	4.000%	03/01/10	635,415

Asset Backed Securities (10.06%)
186,021	Amresco 1997-2 M1F
	7.430%	06/25/27	169,876
1,110,000	Chase Mortgage 2003-4 1A5
	5.416%	05/25/33	931,695
44,989	Chase Mortgage 2003-6 1A3
	3.340%	05/25/26	44,827
893,000	Countrywide ABS
	5.971%	09/25/46	763,351
94,460	Countrywide ABS
	4.575%	07/25/35	92,492
67,675	First Alliance Step
	6.520%	09/20/29	64,103
189,360	Green Tree Financial 1996-3 A5
	7.350%	05/15/27	190,128
146,949	Green Tree Financial 1996-8 A6
	7.600%	10/15/27	152,192
18,264	IMC Home Equity
	7.080%	08/20/28	17,154
116,948	Indymac 1998-2 A2
	6.170%	12/25/11	110,101
			2,535,919
	Total Mortgage Related Securities		8,272,015

Municipal Bonds (0.08%)
Revenue Bond - Education
20,000	Azusa Pacific University, CA
	7.250%	04/01/09	20,197

Corporate Bonds (25.10%)
Banking and Financial (1.94%)
250,000	Bank of America Corporation
	5.375%	08/15/11	241,555
250,000	Wells Fargo Company
	5.300%	08/26/11	247,090
			488,645
Computer Software (0.81%)
200,000	Oracle Corporation
	5.000%	01/15/11	204,754

10
Financial Services (9.94%)
250,000	Bear Stearns Company
	4.550%	06/23/10	244,384
250,000	Caterpillar Financial Services
	5.125%	10/12/11	251,178
250,000	CIT Group, Inc.
	4.750%	12/15/10	162,812
250,000	Citigroup, Inc.
	5.125%	02/14/11	233,363
400,000	General Electric Capital Corporation
	4.625%	09/15/09	393,363
300,000	Goldman Sachs Group
	4.500%	06/15/10	278,484
300,000	HSBC Finance Corporation
	4.750%	04/15/10	294,989
250,000	John Deere Corporation
	4.400%	07/15/09	248,779
250,000	JP Morgan Chase and Company
	4.500%	11/15/10	242,622
250,000	Lehman Brothers Holdings
	4.250%	01/27/10	31,250
150,000	Morgan Stanley
	4.000%	01/15/10	123,001
			2,504,225
Forest Products (1.59%)
400,000	Weyerhaeuser Company
	5.950%	11/01/08	399,982
Media (3.42%)
300,000	AOL Time Warner
	6.750%	04/15/11	299,330
300,000	Comcast Cable Communications
	6.750%	01/30/11	304,289
250,000	Disney (Walt) Company
	5.700%	07/15/11	257,517
			861,136
Networking Products (1.01%)
250,000	Cisco Systems, Inc.
	5.250%	02/22/11	255,208

Paper Products (0.99%)
250,000	International Paper Company
	4.250%	01/15/09	248,457

Pipelines (1.00%)
250,000	Kinder Morgan Energy
	6.750%	03/15/11	253,153

Real Estate Investment Trust (0.98%)
250,000	Simon Property Group
	5.600%	09/01/11	246,821

Retail General Merchandise (1.06%)
250,000	Target Corporation
	7.500%	08/15/10	266,606

Telecommunications (2.36%)
300,000	America Movil SA
	4.125%	03/01/09	298,192
300,000	AT&T, Inc. (SBC Communications)
	4.125%	09/15/09	297,631
			595,823
	Total Corporate Bonds		6,324,810

	Total Unaffiliated Issuers		24,096,748

Affiliated Mutual Fund (3.85%)
970,337	WB Capital Liquid Assets Fund
	I Shares 4.541%	1.196%	970,337

	Total Investments (99.47%)
	(Cost $25,660,126)		$ 25,067,085
	Other Assets and Liabilities (0.53%)		132,899

	Net Assets (100.00%)		$ 25,199,984

See notes to financial statements

Bond Fund

	Schedule of Portfolio Investments (unaudited)
	September 30, 2008

Par/
Share Value	Description		Value
U.S. Treasury Notes (1.28%)
$ 500,000	4.500%	02/15/09	$ 505,781
245,000	4.000%	08/18/18	248,484
	Total U.S. Treasury Notes		754,265

U.S. Treasury Strips (2.77%)
1,425,000	0.000%	05/15/20	846,480
1,720,000	0.000%	08/15/25	790,388
	Total U.S. Treasury Strips		1,636,868

U.S. Government Agencies (10.28%)
Federal Home Loan Bank (2.38%)
1,430,000	4.250%	05/20/15	1,403,871

Federal Home Loan Mortgage Corporation (2.53%)
350,000	6.750%	09/15/29	423,787
1,000,000	6.000%	06/15/11	1,067,524
			1,491,311
Federal National Mortgage Association (5.37%)
1,060,000	4.500%	06/01/10	1,080,306
500,000	7.125%	06/15/10	532,795
60,000	5.375%	07/15/16	63,034
1,500,000	3.875%	07/12/13	1,496,274
			3,172,409
	Total U.S. Government Agencies		6,067,591

Mortgage Related Securities (53.90%)
Collateralized Mortgage Obligation (10.50%)
19,006	Federal Home Loan Mortgage
	Corporation 2123 Class PE
	6.000%	12/15/27	19,051
1,278,622	Federal Home Loan Mortgage
	Corporation 3034 Class EH
	5.500%	12/15/34	1,299,971
1,925,000	Federal Home Loan Mortgage
	Corporation 3076 Class PC
	5.500%	11/15/25	1,953,771
392,661	Federal Home Loan Mortgage
	Corporation 3211 Class PA
	5.500%	11/15/29	401,559
1,530,000	Federal National Mortgage
	Association 2005-69 Class KE
	5.500%	06/25/34	1,521,450
434,365	Federal National Mortgage
	Association 2007-77 Class M
	5.500%	11/25/29	443,025
572,293	Structured Asset 2001-1 B2
	7.121%	02/25/31	563,113
			6,201,940

Commercial Mortgage Obligation (0.58%)
400,000	Greenwich Capital Commercial
	Funding 2007-GG11 Class A4
	5.736%	12/10/49	339,497

Federal Home Loan Mortgage Corporation
Mortgage-Backed Pools (16.63%)
611,361	Pool #E01419 5.500% 05/01/18	621,703
290,490	Pool #A19963 5.500% 03/01/34	289,541
45,206	Pool #C00592 7.000% 03/01/28	47,698
45,069	Pool #C00896 7.500% 12/01/29	48,905
636,099	Pool #C01491 6.000% 02/01/33	647,309
80,604	Pool #C19588 6.500% 12/01/28	83,497
72,036	Pool #C72044 6.500% 10/01/32	74,441
95,832	Pool #C76748 6.000% 02/01/33	97,460
667,896	Pool #C78237 5.500% 04/01/33	666,339
1,035,359	Pool #E01488 5.000% 10/01/18	1,038,720
774,614	Pool #E01545 5.000% 01/01/19	776,597
59,111	Pool #E99510 5.500% 09/01/18	59,971
555,868	Pool #G01444 6.500% 08/01/32	574,945
1,166,350	Pool #G01563 5.500% 06/01/33	1,163,632
702,489	Pool #G01772 5.000% 02/01/35	685,832
759,592	Pool #G01896 5.000% 09/01/35	741,106
1,396,181	Pool #G03388 6.000% 10/01/37	1,414,677
490,521	Pool #G08227 6.000% 10/01/37	497,019
157,806	Pool #M90876 4.000% 11/01/08	157,821
30,975	Pool #C53696 7.000% 06/01/31	32,563
33,620	Pool #E00436 7.000% 06/01/11	35,115
61,472	Pool #G80135 7.000% 10/25/24	64,613
		9,819,504
Federal National Mortgage Association
Mortgage-Backed Pools (19.23%)
77,491	ARM #686168 6.560% 05/01/32	79,703
139,423	Pool #240650 7.500% 07/01/21	150,468
39,488	Pool #250990 7.500% 07/01/2	42,787
57,048	Pool #251614 7.000% 04/01/28	60,027
72,171	Pool #251697 6.500% 05/01/28	74,751
117,263	Pool #252334 6.500% 02/01/29	120,683
53,707	Pool #252518 7.000% 05/01/29	56,660
361,501	Pool #254905 6.000% 10/01/33	367,872
143,151	Pool #254982 5.000% 12/01/33	139,936
751,557	Pool #255075 5.500% 02/01/24	754,854
165,750	Pool #255079 5.000% 02/01/19	166,295
130,911	Pool #323282 7.500% 07/01/28	141,850
53,667	Pool #323640 7.500% 04/01/29	58,175
57,103	Pool #346287 7.000% 05/01/26	60,318
1,236,989	Pool #357467 5.500% 12/01/33	1,237,199
44,949	Pool #535817 7.000% 04/01/31	47,250
298,043	Pool #545759 6.500% 07/01/32	307,952
787,826	Pool #545993 6.000% 11/01/32	802,202
742,345	Pool #555272 6.000% 03/01/33	755,891
40,676	Pool #581592 7.000% 06/01/31	42,756
1,497,267	Pool #683387 5.500% 02/01/33	1,497,522
191,569	Pool #713974 5.500% 07/01/33	191,601
816,691	Pool #721502 5.000% 07/01/33	798,346
619,717	Pool #735415 6.500% 12/01/32	640,902
1,003,696	Pool #737730 5.500% 09/01/33	1,003,867
736,833	Pool #742088 4.500% 04/01/19	723,695
1,006,825	Pool #888890 6.500% 10/01/37+C144	1,033,535
		11,357,097
Government National Mortgage
Association Pool (2.79%)
90,119	Pool II #2536 7.500% 01/20/28	96,871
945,491	Pool II #3584 6.000% 07/20/34	960,016
31,428	Pool #451522 7.500% 10/15/27	33,928
70,232	Pool #462556 6.500% 02/15/28	72,380
8,965	Pool #466138 7.500% 12/15/28	9,672
44,490	Pool #469699 7.000% 11/15/28	46,909
60,290	Pool #486760 6.500% 12/15/28	62,134
47,376	Pool #780453 7.500% 12/15/25	51,173
69,505	Pool #780584 7.000% 06/15/27	73,442
79,168	Pool #780717 7.000% 02/15/28	83,600
48,025	Pool #780936 7.500% 12/15/28	51,865
99,617	Pool #780990 7.500% 12/15/28	107,521
		1,649,511

Asset Backed Securities (4.17%)
186,021	Amresco 1997-2 M1F
	7.430%	06/25/27	169,876
1,100,000	Chase Mortgage 2003-4 1A5
	5.416%	05/25/33	923,302
49,113	Chase Mortgage 2003-6 1A3
	3.340%	05/25/26	48,936
495,866	CIT Group 2002-1 AF5
	6.710%	02/25/33	330,242
254	ContiMortgage 1999-1 A7
	6.470%	12/25/13	250
121,664	Countrywide ABS
	4.575%	07/25/35	119,130
162,577	Equity One
	6.039%	11/25/32	127,154
11,807	FHLMC Pass Thru T-5 A6
	7.120%	06/25/28	11,764
433,384	GreenTree Financial 1996-3 A6
	7.850%	05/15/27	439,224
233,895	Indymac 1998-2 A2
	6.170%	12/25/11	220,201
102,550	Southern Pacific 1998-1 A6
	7.080%	03/25/28	71,433
			2,461,512
	Total Mortgage Related Securities		31,829,061

Municipal Bonds (0.02%)
Revenue Bonds - Education (0.19%)
10,000	Pennsylvania Higher Education
	4.700%	07/01/09	9,924

Corporate Bonds (29.43%)
Aerospace - Defense (0.72%)
445,000	Lockheed Martin Corporation
	6.150%	09/01/36	423,928

Banking and Financial (1.83%)
500,000	Bank of America Corporation
	7.400%	01/15/11	489,804
435,000	Wachovia Corporation
	5.625%	10/15/16	270,996
435,000	Wells Fargo Company
	5.375%	02/07/35	320,125
			1,080,925
Beverages (0.70%)
535,000	Anheuser-Busch Company
	5.950%	01/15/33	413,566

Building Products (0.65%)
425,000	Lafarge SA
	6.500%	07/15/16	383,397

Electric Utility (1.45%)
290,000	Appalachian Power Company
	5.000%	06/01/17	251,495
435,000	Pacific Gas and Electric
	6.050%	03/01/34	383,966
235,000	Virginia Electric
	5.400%	01/15/16	220,489
			855,950

Financial Services (5.39%)
505,000	CIT Group, Inc.
	4.750%	12/15/10	328,880
650,000	Citigroup, Inc.
	5.125%	05/05/14	534,168
275,000	GE Capital Corporation
	6.125%	02/22/11	273,268
350,000	GE Capital Corporation
	6.750%	03/15/32	292,140
670,000	Goldman Sachs Group
	5.950%	01/18/18	552,726
400,000	HSBC Finance Corporation
	4.750%	07/15/13	359,874
670,000	JP Morgan Chase and Company
	6.000%	01/15/18	610,954
635,000	Lehman Brothers Holdings
	5.500%	04/04/16	79,375
245,000	Morgan Stanley
	5.375%	10/15/15	151,850
			3,183,235
Industrial Products and Equipment (0.70%)
420,000	Praxair, Inc.
	5.250%	11/15/14	410,567

Insurance (2.26%)
670,000	American International Group
	5.850%	01/16/18	336,304
440,000	Genworth Financial
	5.750%	06/15/14	389,127
630,000	St. Paul Travelers
	6.250%	06/20/16	610,523
			1,335,954
Machinery and Equipment (1.14%)
250,000	Caterpillar, Inc.
	6.050%	08/15/36	225,818
450,000	Johnson Controls, Inc.
	4.875%	09/15/13	445,995
			671,813
Medical Hospital Management (0.45%)
290,000	Wellpoint, Inc.
	5.250%	01/15/16	267,124

Media (1.92%)
120,000	AOL Time Warner
	7.625%	04/15/31	104,203
255,000	AOL Time Warner
	6.875%	05/01/12	252,831
500,000	Cox Communications, Inc.
	6.250%	06/01/18	464,654
335,000	Time Warner Cable, Inc.
	6.750%	07/01/18	312,867
			1,134,555
Oil and Gas (3.20%)
425,000	Encana Corporation
	5.900%	12/01/17	379,303
600,000	Enterprise Products Operation
	5.000%	03/01/15	536,473
440,000	Tesoro Corporation
	6.250%	11/01/12	385,000
630,000	Transocean, Inc.
	6.000%	03/15/18	587,976
			1,888,752
Paper Products (1.17%)
695,000	International Paper Company
	4.250%	01/15/09	690,710

Pipelines (0.48%)
280,000	Kinder Morgan Energy
	6.750%	03/15/11	283,531

Railroads (0.45%)
280,000	Union Pacific Corporation
	6.625%	02/01/29	263,484

Real Estate Investment Trust (2.72%)
450,000	Avalon Bay Apartments
	5.500%	01/15/12	435,195
575,000	Realty Income Corporation
	5.500%	11/15/15	522,878
630,000	Simon Property Group
	7.750%	01/20/11	649,701
			1,607,774
Retail General Merchandise (0.62%)
425,000	May Department Stores
	5.750%	07/15/14	368,764

Telecommunications (2.19%)
605,000	America Movil SA
	5.500%	03/01/14	567,374
425,000	AT&T, Inc.
	6.400%	05/15/38	356,669
420,000	Verizon Communications, Inc.
	5.500%	02/15/18	371,263
			1,295,306
Utilities (0.72%)
425,000	Cincinnati Gas and Electric
	5.700%	09/15/12	423,117

Waste Disposal (0.67%)
435,000	Waste Management, Inc.
	5.000%	03/15/14	395,987
	Total Corporate Bonds		17,378,439

Preferred Stock (0.42%)
Real Estate Investment Trust
10,000	Realty Income Senior Preferred
	8.250%	11/15/08	249,100

	Total Unaffiliated Issuers		57,925,248

Affiliated Mutual Fund (1.67%)
987,134	WB Capital Liquid Assets Fund
	I Shares 4.541%	1.196%	987,134

	Total Investments (99.77%)
	(Cost $62,310,454)		$ 58,912,382
	Other Assets and Liabilities (0.23%)		134,859

	Net Assets (100.00%)		$ 59,047,241

See notes to financial statements

Municipal Bond Fund

	Schedule of Portfolio Investments (unaudited)
	September 30, 2008
Par/
Share Value	Description		Value
Municipal Bonds (93.30%)
Alabama (4.06%)
$ 200,000	Decatur, AL G.O.
	4.250%	10/01/22	$ 175,540
290,000	Montgomery, AL G.O.
	5.000%	01/01/23	278,826
			454,366
Alaska (1.69%)
200,000	Alaska Housing Finance Corporation
	4.300%	06/01/15	189,120

Arizona (0.85%)
100,000	Maricopa County, AZ IDA
	4.125%	07/01/15	94,948

California (4.39%)
285,000	California State
	5.000%	12/01/17	303,209
5,000	California State
	5.000%	12/01/17	5,100
200,000	San Diego, CA School District
	4.500%	07/01/24	182,240
			490,549
Colorado (4.51%)
290,000	Evergreen, CO G.O.
	5.000%	12/01/19	292,326
200,000	NW Public Highway Authority, CO
	5.125%	06/15/31	212,452
			504,778
Florida (2.54%)
300,000	Collier County, FL Revenue
	5.000%	06/01/21	283,878

Illinois (9.44%)
300,000	DeKalb County, IL G.O.
	5.000%	12/01/20	300,015
200,000	DuPage County, IL
	5.000%	11/01/13	213,956
40,000	DuPage County, IL
	5.000%	11/01/16	41,179
200,000	Evanston, IL
	5.000%	12/01/23	199,986
30,000	Kendall County, IL G.O.
	5.250%	01/01/16	32,437
270,000	Kendall County, IL G.O.
	5.250%	01/01/23	268,104
			1,055,677
Indiana (6.07%)
450,000	Allen County, IN
	5.750%	10/01/11	484,933
200,000	Avon, IN Revenue
	4.250%	07/15/18	193,416
			678,349
Iowa (2.83%)
170,000	Des Moines Area Community College
	4.000%	06/01/12	166,651
160,000	Iowa Higher Education
	4.200%	10/01/15	150,350
			317,001
Louisiana (0.87%)
100,000	Calcasieu Parish, LA
	4.000%	02/15/14	97,576

Massachusetts (2.03%)
215,000	Massachusetts State Special Revenue
	5.000%	06/01/14	227,216
	16

Minnesota (2.60%)
200,000	Blooming Prairie School District, MN
	4.750%	01/01/24	190,182
100,000	Minnesota State Municipal Power
	4.000%	10/01/12	99,982
			290,164
New York (8.21%)
200,000	New York State Revenue
	5.000%	04/01/16	210,864
440,000	New York, NY
	5.000%	08/01/12	459,026
245,000	New York, NY Series G
	5.000%	12/01/17	247,651
			917,541
North Dakota (1.85%)
200,000	Fargo, ND Sales Tax
	5.000%	07/01/12	206,470

Ohio (4.32%)
75,000	Buckeye, OH Tobacco
	4.500%	06/01/13	71,646
100,000	Ohio State Higher Education
	5.000%	10/01/11	103,490
300,000	Ohio State University
	5.250%	06/01/19	307,458
			482,594
South Carolina (3.39%)
200,000	Beaufort County, SC
	4.250%	03/01/22	179,972
200,000	Spartanburg County, SC
	4.000%	04/15/14	199,318
			379,290
Tennessee (4.71%)
500,000	Memphis,TN
	5.000%	11/01/14	527,115

Texas (11.93%)
240,000	Denton, TX Utility System
	5.000%	12/01/13	252,550
40,000	Denton, TX Utility System
	5.000%	12/01/13	41,105
290,000	Plano, TX G.O.
	4.750%	09/01/19	293,480
490,000	Texas State
	5.250%	10/15/12	514,877
235,000	Texas State Housing Revenue
	4.300%	09/01/16	231,553
			1,333,565
Washington (8.98%)
125,000	Clark County, WA School District
	5.250%	12/01/14	127,808
200,000	King County, WA
	4.000%	12/01/12	201,022
200,000	Seattle, WA G.O.
	5.000%	08/01/23	196,494
465,000	Washington State Series R03A
	5.000%	01/01/15	478,880
			1,004,204
Wisconsin (8.03%)
200,000	Germantown, WI
	3.750%	03/01/13	201,350
200,000	Kronewetter, WI
	4.750%	03/01/11	201,036
175,000	Ledgeview, WI Sanitary District
	4.125%	04/01/14	174,514
200,000	Monona, WI Sewer Revenue
	4.500%	05/01/11	201,034
115,000	Wisconsin Public Power Revenue
	5.000%	07/01/12	119,532
			897,466
	Total Municipal Bonds		10,431,867

Alternative Minimum Tax Paper (1.73%)
Virginia (1.73%)
200,000	Virginia Port Authority
	5.000%	07/01/17	193,042

	Mutual Funds (3.96%)
443,005	Federated Tax-Free Obligations
	5.960%	443,005

	Total Investments (98.99%)
	(Cost $11,396,602)	$ 11,067,914
	Other Assets and Liabilities (1.01%)	113,428

	Net Assets (100.00%)	$ 11,181,342

	See notes to financial statements

Statements of Assets and Liabilities (unaudited)
September 30, 2008

	Institutional	Institutional
	Money Market	Reserves	Liquid Assets

ASSETS:
Investments, at value:
Unaffiliated issuers	$ 34,485,265	$ 39,808,866	$ 49,142,002
Affiliated funds	-----	-----	-----
Repurchase agreements	12,281,372	29,526,228	59,698,854
Total investments	46,766,637	69,335,094	108,840,856
Interest and dividends receivable	186,646	200,361	407,450
Receivable for capital shares issued	-----	-----	-----
Dividend reinvestment receivable	86,277	-----	15,876
Prepaid expenses	1,360	1,582	2,525
Total assets	47,040,920	69,537,037	109,266,707
LIABILITIES:
Dividends payable	86,277	105,257	130,431
Payable for capital shares redeemed	-----	-----	-----
Accrued expenses and other payables:
Investment advisory fees	55	13,756	32,063
Administration fees	-----	5,159	19,238
Accounting fees	-----	-----	2,748
Distribution fees	-----	-----	11,981
Servicing fees	-----	-----	25,609
Other	1,316	10,511	17,648
Total liabilities	87,648	134,683	239,718
Net assets	$ 46,953,272	$ 69,402,354	$ 109,026,989

Investments, at cost:
Unaffiliated issuers	$ 34,485,265	$ 39,808,866	$ 49,142,002
Affiliated funds	-----	-----	-----
Repurchase agreements	12,281,372	29,526,228	59,698,854
	$ 46,766,637	$ 69,335,094	$ 108,840,856

See notes to financial statements	18

Statements of Assets and Liabilities (unaudited) (continued)
September 30, 2008

	Limited		Municipal
	Term Bond	Bond	Bond

ASSETS:
Investments, at value:
Unaffiliated issuers	$ 24,096,748	$ 57,925,248	$ 11,067,914
Affiliated funds	970,337	987,134	-----
Repurchase agreements	-----	-----	-----
Total investments	25,067,085	58,912,382	11,067,914
Interest and dividends receivable	222,927	491,648	161,531
Receivable for capital shares issued	7,320	10,929	-----
Dividend reinvestment receivable	27,658	59,576	3,382
Prepaid expenses	617	1,501	345
Total assets	25,325,607	59,476,036	11,233,172
LIABILITIES:
Dividends payable	86,864	238,373	33,305
Payable for capital shares redeemed	13,183	141,002	-----
Accrued expenses and other payables:
Investment advisory fees	10,639	27,752	4,767
Administration fees	2,979	8,578	2,097
Accounting fees	638	1,514	286
Distribution fees	-----	-----	-----
Servicing fees	-----	-----	-----
Other	11,320	11,576	11,375
Total liabilities	125,623	428,795	51,830
Net assets	$ 25,199,984	$ 59,047,241	$ 11,181,342

Investments, at cost:
Unaffiliated issuers	$ 24,689,789	$ 61,323,320	$ 11,396,602
Affiliated funds	970,337	987,134	-----
Repurchase agreements	-----	-----	-----
	$ 25,660,126	$ 62,310,454	$ 11,396,602

See notes to financial statements	19

Statements of Assets and Liabilities (unaudited) (continued)
September 30, 2008

	Institutional	Institutional
	Money Market	Reserves	Liquid Assets

NET ASSETS:
Paid-in capital	$ 46,953,272	$ 69,402,354	$ 109,026,989
Accumulated undistributed net investment income	-----	-----	11,167
Net unrealized gain on investment transactions	-----	-----	-----
Accumulated undistributed net realized gains (losses)
on investment transactions	-----	-----	(11,167)
Net assets	$ 46,953,272	$ 69,402,354	$ 109,026,989
Authorized shares	1,250,000,000	1,250,000,000
Capital shares outstanding	46,953,272	69,402,354
Net asset value--offering and redemption price per share	$ 1.00	$ 1.00

Pricing of S2 Shares
Net assets applicable to S2 Shares outstanding			$ 33,067,976
Authorized shares			1,250,000,000
Shares outstanding, $.001 par value			33,118,546
Net asset value--offering and redemption price per share			$ 1.00

Pricing of T Shares
Net assets applicable to T Shares outstanding			$ 13,990,459
Authorized shares			1,250,000,000
Shares outstanding, $.001 par value			14,010,381
Net asset value--offering and redemption price per share			$ 1.00

Pricing of I Shares
Net assets applicable to I Shares outstanding			$ 61,968,554
Authorized shares			1,250,000,000
Shares outstanding, $.001 par value			62,052,057
Net asset value--offering and redemption price per share			$ 1.00

See notes to financial statements	20

Statements of Assets and Liabilities (unaudited) (continued)
September 30, 2008

	Limited		Municipal
	Term Bond	Bond	Bond

NET ASSETS:
Paid-in capital	$ 28,761,860	$ 65,124,231	$ 11,363,094
Accumulated undistributed net investment income	24,595	(6)	2,077
Net unrealized gain on investment transactions	(593,041)	(3,398,072)	(328,688)
Accumulated undistributed net realized gains (losses)
on investment transactions	(2,993,430)	(2,678,912)	144,859
Net assets	$ 25,199,984	$ 59,047,241	$ 11,181,342
Authorized shares	800,000,000	809,987,393	800,000,000
Capital shares outstanding	2,673,253	6,350,729	1,142,883
Net asset value--offering and redemption price per share	$ 9.43	$ 9.30	$ 9.78

See notes to financial statements

Statements of Operations (unaudited)
For the Year Ended September 30, 2008

	Institutional	Institutional
	Money Market	Reserves	Liquid Assets

INVESTMENT INCOME:
Interest income	$ 864,908	$ 783,089	$ 1,423,665
Affiliated interest income	-----	-----	-----
Dividend income	-----	-----	-----
Total investment income	864,908	783,089	1,423,665

EXPENSES:
Investment advisory fees	127,718	111,210	190,359
Administration fees	76,631	66,726	114,216
Accounting fees	10,947	9,532	16,317
Distribution and shareholder service fees S2 Shares	-----	-----	79,728
Shareholder service fees T Shares	-----	-----	19,128
Shareholder service fees	-----	-----	-----
Custody fees	8,811	12,043	22,700
Legal fees	1,469	1,328	2,424
Audit and tax fees	8,684	11,392	17,093
Directors' fees	5,827	6,935	12,577
Transfer agent fees	3,000	2,530	29,360
Registration and filing fees	635	-----	4,529
Printing fees	897	1,131	2,616
Insurance expense	5,528	6,801	13,129
Other	504	1,030	2,007
Total expenses	250,651	230,658	526,183
Less: Expenses voluntarily reduced/waived	(160,487)	(89,544)	(23,597)
Net expenses	90,164	141,114	502,586
Net investment income	774,744	641,975	921,079

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains from investment transactions	-----	-----	(153,995)
Net change in unrealized appreciation from investments	-----	-----	-----
Net realized and unrealized gains from investments	-----	-----	(153,995)
Change in net assets resulting from operations	$ 774,744	$ 641,975	$ 767,084

See notes to financial statements
22

Statements of Operations (unaudited) (continued)
For the Year Ended September 30, 2008

	Limited		Municipal
	Term Bond	Bond	Bond

INVESTMENT INCOME:
Interest income	$ 603,822	$ 1,639,444	$ 239,132
Affiliated interest income	7,970	13,722	-----
Dividend income	-----	10,313	-----
Total investment income	611,792	1,663,479	239,132

EXPENSES:
Investment advisory fees	67,432	175,028	30,003
Administration fees	35,065	82,740	15,601
Accounting fees	4,046	9,547	1,800
Distribution and shareholder service fees S2 Shares	-----	-----	-----
Shareholder service fees T Shares	-----	-----	-----
Shareholder service fees	33,716	79,558	15,001
Custody fees	2,674	6,047	1,997
Legal fees	531	1,431	315
Audit and tax fees	11,233	19,453	12,310
Directors' fees	2,715	7,526	1,374
Transfer agent fees	11,954	23,599	3,720
Registration and filing fees	1,540	2,578	1,128
Printing fees	620	1,500	389
Insurance expense	2,882	8,020	1,470
Other	4,791	11,346	4,547
Total expenses	179,199	428,373	89,655
Less: Expenses voluntarily reduced/waived	(76,150)	(189,699)	(44,651)
Net expenses	103,049	238,674	45,004
Net investment income	508,743	1,424,805	194,128

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains from investment transactions	(47,792)	66,498	73,978
Net change in unrealized appreciation from investments	(858,850)	(3,854,990)	(441,847)
Net realized and unrealized gains from investments	(906,642)	(3,788,492)	(367,869)
Change in net assets resulting from operations	$ (397,899)	$ (2,363,687)	$ (173,741)

See notes to financial statements
	23

Statements of Changes in Net Assets
September 30, 2008
	Institutional Money Market		Institutional Reserves		Liquid Assets
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008
OPERATIONS:
Net investment income	$ 774,744	$ 3,704,870	$ 641,975	$ 2,835,961	$ 921,079	$ 4,711,460
Net realized gains (losses)
from investment transactions	-----	-----	-----	-----	(153,995)	-----
Net change in unrealized
appreciation (depreciation)
from investments	-----	-----	-----	-----	-----	-----
Change in net assets
resulting from operations	774,744	3,704,870	641,975	2,835,961	767,084	4,711,460

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares	(774,744)	(3,704,870)	(641,975)	(2,835,961)	-----	-----
S Shares	-----	-----	-----	-----	-----	(352,017)
S2 Shares	-----	-----	-----	-----	(227,897)	(1,230,000)
T Shares	-----	-----	-----	-----	(129,089)	(638,855)
I Shares	-----	-----	-----	-----	(564,093)	(2,490,588)
From net realized gains:
Capital Shares	-----	-----	-----	-----	-----	-----
S Shares	-----	-----	-----	-----	-----	-----
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	-----	-----
I Shares	-----	-----	-----	-----	-----	-----
Change in net assets from
shareholder distributions	$ (774,744)	$ (3,704,870)	$ (641,975)	$ (2,835,961)	$ (921,079)	$ (4,711,460)

See notes to financial statements

Statements of Changes in Net Assets (continued)
September 30, 2008
	Limited Term Bond		Bond		Municipal Bond
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008
OPERATIONS:
Net investment income	$ 508,743	$ 1,173,500	$ 1,424,805	$ 3,169,375	$ 194,128	$ 517,584
Net realized gains (losses)
from investment transactions	(47,792)	413,724	66,498	328,265	73,978	72,946
Net change in unrealized
appreciation (depreciation)
from investments	(858,850)	402,228	(3,854,990)	911,457	(441,847)	11,312
Change in net assets
resulting from operations	(397,899)	1,989,452	(2,363,687)	4,409,097	(173,741)	601,842

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares	(508,732)	(1,173,493)	(1,424,830)	(3,169,381)	(194,132)	(517,576)
S Shares	-----	-----	-----	-----	-----	-----
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	-----	-----
I Shares	-----	-----	-----	-----	-----	-----
From net realized gains:
Capital Shares	-----	-----	-----	-----	-----	(29,820)
S Shares	-----	-----	-----	-----	-----	-----
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	-----	-----
I Shares	-----	-----	-----	-----	-----	-----
Change in net assets from
shareholder distributions	$ (508,732)	$ (1,173,493)	$ (1,424,830)	$ (3,169,381)	$ (194,132)	$ (547,396)

See notes to financial statements

Statements of Changes in Net Assets (continued)
September 30, 2008
	Institutional Money Market		Institutional Reserves		Liquid Assets
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008
CAPITAL SHARE
TRANSACTIONS:
Issued:
Capital Shares	$ 135,272,019	$ 586,059,009	$ 117,810,575	$ 230,886,266	$ -----	$ -----
S Shares	-----	-----	-----	-----	-----	47,152,021
S2 Shares	-----	-----	-----	-----	89,319,420	185,796,590
T Shares	-----	-----	-----	-----	21,284,160	44,973,619
I Shares	-----	-----	-----	-----	90,965,831	146,921,169
Reinvestments:
Capital Shares	774,744	3,704,869	-----	-----	-----	-----
S Shares	-----	-----	-----	-----	-----	7,184
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	80,565	401,006
I Shares	-----	-----	-----	-----	42,415	202,988
Redemptions:
Capital Shares	(150,302,165)	(635,573,373)	(104,921,957)	(240,635,919)	-----	-----
S Shares	-----	-----	-----	-----	-----	(57,296,993)
S2 Shares	-----	-----	-----	-----	(83,243,620)	(194,781,811)
T Shares	-----	-----	-----	-----	(22,015,300)	(45,925,531)
I Shares	-----	-----	-----	-----	(94,974,325)	(145,287,067)
Change in net assets from
capital transactions	(14,255,402)	(45,809,495)	12,888,618	(9,749,653)	1,459,146	(17,836,825)
Change in net assets	(14,255,402)	(45,809,495)	12,888,618	(9,749,653)	1,305,151	(17,836,825)

NET ASSETS:
Beginning of period	61,208,674	107,018,169	56,513,736	66,263,389	107,721,838	125,558,663
End of period	$ 46,953,272	$ 61,208,674	$ 69,402,354	$ 56,513,736	$ 109,026,989	$ 107,721,838

See notes to financial statements

Statements of Changes in Net Assets (continued)
September 30, 2008
	Limited Term Bond		Bond		Municipal Bond
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008
CAPITAL SHARE
TRANSACTIONS:
Issued:
Capital Shares	$ 1,494,426	$ 1,724,062	$ 4,379,747	$ 7,189,176	$ 192,759	$ 822,474
S Shares	-----	-----	-----	-----	-----	-----
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	-----	-----
I Shares	-----	-----	-----	-----	-----	-----
Reinvestments:
Capital Shares	158,371	316,715	345,913	680,742	19,005	56,023
S Shares	-----	-----	-----	-----	-----	-----
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	-----	-----
I Shares	-----	-----	-----	-----	-----	-----
Redemptions:
Capital Shares	(3,648,320)	(7,025,039)	(8,555,650)	(16,730,565)	(1,431,402)	(5,580,631)
S Shares	-----	-----	-----	-----	-----	-----
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	-----	-----
I Shares	-----	-----	-----	-----	-----	-----
Change in net assets from
capital transactions	(1,995,523)	(4,984,262)	(3,829,990)	(8,860,647)	(1,219,638)	(4,702,134)
Change in net assets	(2,902,154)	(4,168,303)	(7,618,507)	(7,620,931)	(1,587,511)	(4,647,688)

NET ASSETS:
Beginning of period	28,102,138	32,270,441	66,665,748	74,286,679	12,768,853	17,416,541
End of period	$ 25,199,984	$ 28,102,138	$ 59,047,241	$ 66,665,748	$ 11,181,342	$ 12,768,853

See notes to financial statements

                                       27

Statements of Changes in Net Assets (continued)
September 30, 2008
	Institutional Money Market		Institutional Reserves		Liquid Assets
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008
SHARE TRANSACTIONS:
Issued:
Capital Shares	135,272,019	586,059,009	117,810,575	230,886,266	-----	-----
S Shares	-----	-----	-----	-----	-----	47,152,021
S2 Shares	-----	-----	-----	-----	89,319,420	185,796,590
T Shares	-----	-----	-----	-----	21,284,160	44,973,619
I Shares	-----	-----	-----	-----	90,965,831	146,921,169
Reinvestments:
Capital Shares	774,744	3,704,869	-----	-----	-----	-----
S Shares	-----	-----	-----	-----	-----	7,184
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	80,565	401,006
I Shares	-----	-----	-----	-----	42,415	202,988
Redemptions:
Capital Shares	(150,302,165)	(635,573,373)	(104,921,957)	(240,635,919)	-----	-----
S Shares	-----	-----	-----	-----	-----	(57,296,993)
S2 Shares	-----	-----	-----	-----	(83,243,620)	(194,781,811)
T Shares	-----	-----	-----	-----	(22,015,300)	(45,925,531)
I Shares	-----	-----	-----	-----	(94,974,325)	(145,287,067)
Change in shares	(14,255,402)	(45,809,495)	12,888,618	(9,749,653)	1,459,146	(17,836,825)

See notes to financial statements

Statements of Changes in Net Assets (continued)
September 30, 2008
	Limited Term Bond		Bond		Municipal Bond
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008	September 30, 2008	March 31, 2008
SHARE TRANSACTIONS:
Issued:
Capital Shares	154,630	178,577	451,895	738,146	19,001	81,324
S Shares	-----	-----	-----	-----	-----	-----
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	-----	-----
I Shares	-----	-----	-----	-----	-----	-----
Reinvestments:
Capital Shares	16,475	33,024	35,983	69,927	1,895	5,571
S Shares	-----	-----	-----	-----	-----	-----
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	-----	-----
I Shares	-----	-----	-----	-----	-----	-----
Redemptions:
Capital Shares	(377,949)	(735,252)	(884,115)	(1,718,220)	(141,394)	(552,149)
S Shares	-----	-----	-----	-----	-----	-----
S2 Shares	-----	-----	-----	-----	-----	-----
T Shares	-----	-----	-----	-----	-----	-----
I Shares	-----	-----	-----	-----	-----	-----
Change in shares	(206,844)	(523,651)	(396,237)	(910,147)	(120,498)	(465,254)

See notes to financial statements

                                                                                                    29

Notes to Financial Statements (unaudited)

September 30, 2008

1. Organization

The WB Capital Mutual Funds (the “Funds”) were registered on November 16, 1994 under the Investment Company Act of 1940 (the "1940 Act''), as amended, as a diversified open-end management investment company issuing its shares in six portfolios. WB Capital Management Inc. (“WB Capital”) is the investment adviser to the Funds. The Funds name changed from Vintage Mutual Funds, Inc. to WB Capital Mutual Funds, Inc. on July 29, 2008. The Funds currently consist of the following diversified portfolios (individually, a “Fund''): Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund.

Liquid Assets Fund offers three classes of shares. S2 Shares are offered to customers of banks. S2 Shares are normally offered through financial institutions providing automatic “sweep'' investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from Foreside Distribution Services, L.P. (the "Distributor''). The single S Share shareholder liquidated their account on March 14, 2008.

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP''). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

New Accounting Pronouncements

During the year ended March 31, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (“FIN 48”) with the impact of such adoption being recognized on September 28, 2007 in accordance with guidance provided by the Securities and Exchange Commission. The adoption of FIN 48 did not have a material effect on the financial statements of the Funds as there was no liability required for the recognition of unrecognized tax benefits during the year, nor were there any such liabilities to be recorded at the beginning net asset value of the Funds. The Funds are subject to examination by U.S. federal, state, and foreign tax authorities for returns filed for the years after March 31, 2004.

In September 2006, FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. SFAS No. 157 defines fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in accordance with generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund will adopt SFAS No. 157 during 2008 and its potential impact, if any, on the Fund’s financial statements is currently being assessed by management.

Securities Valuation

Investments of the Institutional Money Market Fund, Institutional Reserves Fund, and Liquid Assets Fund (the "Money Market Funds'') are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

 Investments of the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund (collectively the "Variable Funds'') for which the primary market is a national securities exchange are valued at the official closing price on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the latest available bid quotation.

Substantially all fixed-income securities are valued each business day as of the close of regular trading by one or more independent pricing services (the "Pricing Services'') approved by the Board. When quoted bid prices are readily available, the Pricing Services generally value fixed-income securities at the bid price, provided that management believes those prices to reflect the fair market value of the securities. Other investments valued by the Pricing Services are carried at fair value as determined by the Pricing Services, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Pricing Services may take other factors into consideration in pricing securities, including institutional size transactions in similar groups of securities as well as developments related to specific securities. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Board. The difference between the cost and market values of investments held by the Variable Funds is reflected as either unrealized appreciation or depreciation.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold ("trade date''). Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment advisor, WB Capital, deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.

Loan Certificates

The Liquid Assets Fund invests in Farmers Home Administration Guaranteed Loan Certificates ("FmHA'') which represent interests in the guaranteed portion of FmHA loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days written notice. The FmHAs are diversified through limitations on certificates sold by any one individual bank.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Institutional Money Market Fund, Institutional Reserves Fund, and Liquid Assets Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

The dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax'' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Expenses

Expenses attributable to a Fund are charged to that Fund; other expenses of the Funds are prorated to the Funds on the basis of each Fund's relative net assets or on another reasonable basis.

Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2008 are as follows:

Proceeds from

Purchases	Maturities and Sales
Limited Term Bond	$6,197,570	$8,931,162
Bond Fund	13,010,551	16,948,798
Municipal Bond	1,480,701	2,402,206

4. Related Party Transactions

Under the terms of its Investment Advisory Agreement, WB Capital is entitled to receive fees computed daily on a percentage of the average daily net assets of each Fund as follows:

 Institutional Money Market Fund                                 0.35%

 Institutional Reserves Fund                                           0.35%

Liquid Assets Fund                                                          0.35%

Limited Term Bond Fund                                                 0.50%

Bond Fund                                                                         0.55%

Municipal Bond Fund                                                      0.50%

WB Capital voluntarily limited advisory fees for the Institutional Money Market Fund to a range from 0.00 to 0.10 percent, and the Institutional Reserves Fund to a range from 0.19 to 0.24 percent during the period ended September 30, 2008.

The Funds have entered into a management and administration agreement with WB Capital pursuant to which the Funds pay administrative fees at an annual rate of 0.21 percent of the average daily net assets for the Money Market Funds and 0.26 percent of the average daily net assets for the Variable Funds. WB Capital voluntarily limited administrative fees for the Institutional Money Market Fund to a range from 0.00 to 0.08 percent, Institutional Reserves Fund to 0.09 percent, Limited Term Bond Fund to 0.14 percent, Bond Fund to 0.17 percent, and Municipal Bond Fund to 0.22 percent during the period ended September 30, 2008.

WB Capital also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services. WB Capital voluntarily waived all fund accounting fees for the Institutional Money Market Fund and Institutional Reserves Fund during the period ended September 30, 2008.

The Funds have adopted an Administrative Services Plan (the "Services Plan'') pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization'') which agree to provide recordkeeping and/or administrative support services for their customers or account holders (collectively, "Customers'') who are beneficial or record owner of shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. As of September 30, 2008, the Funds are required to pay servicing fees as follows: 0.25 percent on S2 Shares of the Liquid Assets Fund, and 0.25 percent on T Shares of the Liquid Assets Fund, which has been reduced to 0.15 percent due to WB Capital supplementing 0.10 percent. WB Capital has the ability to supplement Administrative Service fees up to 0.25 percent on the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund.

Foreside Distribution Services, L.P. serves as distributor to the Funds pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Funds, but may receive compensation under a Distribution and Shareholder Service Plan (the "Plan'') adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.25 percent on S2 Shares of the Liquid Assets Fund, T Shares of the Liquid Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. As of September 30, 2008, such fees were limited 0.15 percent for S2 Shares of the Liquid Assets Fund, and no fees for all other classes and Funds including T and I Shares for Liquid Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. However, WB Capital as adviser and administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund. During the period ended September 30, 2008, WB Capital limited distribution fees on S2 Shares of Liquid Assets Fund and supplemented $15,947 in fees waived at the Fund level to the Participating Organizations.

WB Capital also serves as the Fund's transfer agent to the Institutional Money Market Fund, Institutional Reserves Fund, and S2 and I Share classes of Liquid Assets Fund. WB Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount. During the period ended September 30, 2008, WB Capital received $13,000 in transfer agent service fees. Citi Fund Services Ohio, Inc. serves as transfer agent to the other classes and Funds pursuant to a transfer agency agreement with the Funds and receives a fee for such services.

Lehman Brothers Security Purchase by the Adviser

On September 15, 2008 Lehman Brothers announced the filing of a Chapter 11 Bankruptcy petition causing the Lehman bond held by the Liquid Assets Fund to no longer meet the Rule 2a-7 eligibility requirements. On September 17, 2008, WB Capital purchased the defaulted Lehman security from the Liquid Assets Fund, pursuant to Rule 17a-9. Rule 17a-9 allows an affiliate of a money market fund to purchase a security which is no longer eligible under 2a-7, as an exemption to 17(a) of the Act. WB Capital purchased the bond at amortized cost plus accrued interest.

5. Federal Income Taxes

Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities as of September 30, 2008 for tax purposes follow:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized	Cost of
	Gain	(Loss)	Gain (Loss)	Investments
Institutional Money Market Fund	$ --	$ --	$ --	$46,766,637
Institutional Reserves Fund	--	--	--	69,335,094
Liquid Assets Fund	--	--	--	108,840,856
Limited Term Bond Fund	199,875	(792,916)	(593,041)	25,660,126
Bond Fund	451,969	(3,850,041)	(3,398,072)	62,310,454
Municipal Bond Fund	28,324	(357,012)	(328,688)	11,396,602

For tax purposes, the following Funds have capital loss carryovers as of March 31, 2008, the Funds’ most recent fiscal year end, which are available to offset future realized capital gains for Federal income tax purposes. The following shows the totals by year in which capital loss carryovers will expire if not used:

	Liquid	Limited Term
	Assets Fund	Bond Fund	Bond Fund
March 31, 2009	$ --	$ 158,627	$ 18,412
March 31, 2010	--	--	--
March 31, 2011	4,519	17,563	--
March 31, 2012	6,648	1,659,350	1,793,103
March 31, 2013	--	88,259	--
March 31, 2014	--	624,709	8,157
March 31, 2015	--	397,132	856,953
March 31, 2016	--	--	--
Total Carryover	$ 11,167	$ 2,945,640	$ 2,676,625

At March 31, 2008, the Bond Fund had $68,764 in deferred capital losses occurring subsequent to October 31, 2007. For tax purposes, such losses will be reflected in the year ended March 31, 2009.

6. Subsequent Events

Recent Market Conditions

Since September 30, 2008, financial markets in the U.S. and around the world have been under continued downward pressure as a result of a number of factors, including (1) increased U.S. home loan defaults and foreclosures, (2) reduced liquidity in trading fixed income, money market and common stock financial assets, (3) increased losses and asset write-downs by companies in a number of industries, but with a concentration in the financial sector and (4) widespread signs of an economic recession in the U.S. and of a severe economic slowdown for most developed and emerging economies around the world. These conditions have impacted the Funds to varying degrees subsequent to September 30, 2008.

Participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds

The Board authorized the participation by the Liquid Assets Fund and the Liquid Assets Fund is participating in the U.S. Treasury’s Temporary Money Market Guarantee Program (the “Program”).

The Program guarantees investors in Liquid Assets Fund that they will receive $1 for each share in the Liquid Assets Fund that they had as of the close of business on September 19, 2008 in the event the fund liquidates its holdings and the per share value at that time is less than $1 per share. While the Program is in effect, shareholders of the Liquid Assets Fund on September 19, 2008 who continuously maintain a positive account balance in that fund from the period of September 19, 2008 until the date, if any, on which such Fund’s net asset value falls below $0.995 per share (the “Guarantee Event”) will be protected up to the lesser of (i) the number of shares owned by the holder on September 19, 2008, or (ii) the number of shares owned by the holder on the date of the Guarantee Event.

The Program will exist for an initial three-month period, after which, the Secretary of the Treasury may extend the Program up to the close of business on September 18, 2009. The Participating Funds’ participation in the program will not automatically continue if the Secretary of the Treasury elects to extend the program beyond December 18, 2008. If the Program is extended, the Board will consider whether to continue to participate and pay additional fees associated with an extension.

Participation in the initial three months of the Program required a payment to the Treasury in the amount of 0.01% based on the net asset value of each Participating Fund as of September 19, 2008. This expense was paid by the Liquid Assets Fund.

The Program is subject to certain conditions and limitations. For example, there is an overall limit of $50 billion for all money market funds participating in the Program. More details about the Program and its restrictions are available on the U.S. Department of Treasury’s website: www.ustreas.gov.

The Institutional Money Market Fund and Institutional Reserves Fund are invested entirely in U.S. Government Agency securities or securities collateralized by U.S. Government Agency securities. Since U.S. Government Agency securities or securities collateralized by U.S. Government securities are backed by the full faith and credit of the United States government, the Board has elected not to enroll the Institutional Money Market Fund and Institutional Reserves Fund in the Program.

Financial Highlights

			Investment Activities			Dividends and Distributions

		NAV	Net	Net Realized/	Total from	From Net	From Net	Return	Dividends	NAV
		Beginning	Investment	Unrealized	Investment	Investment	Realized	of	and	End
		of Period	Income	Gains (Losses)	Activities	Income	Gains	Capital	Distributions	of Period
Institutional Money Market Fund
Six Months Ended
September 30, 2008 (unaudited)		$1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2008	$1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)	$1.00
Year Ended	March 31, 2007	$1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)	$1.00
Year Ended	March 31, 2006	$1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)	$1.00
From March 7, 2005
through March 31, 2005		$1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	$1.00
Institutional Reserves Fund
Six Months Ended
September 30, 2008 (unaudited)		$1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2008	$1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2007	$1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)	$1.00
Year Ended	March 31, 2006	$1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)	$1.00
Year Ended	March 31, 2005	$1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)	$1.00
Year Ended	March 31, 2004	$1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Liquid Assets Fund "S2" Shares
Six Months Ended
September 30, 2008 (unaudited)		$1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2008	$1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2007	$1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2006	$1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)	$1.00
Year Ended	March 31, 2005	$1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2004	$1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	$1.00
Liquid Assets Fund "T" Shares
Six Months Ended
September 30, 2008 (unaudited)		$1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2008	$1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2007	$1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2006	$1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)	$1.00
Year Ended	March 31, 2005	$1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2004	$1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	$1.00
Liquid Assets Fund "I" Shares
Six Months Ended
September 30, 2008 (unaudited)		$1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2008	$1.00	0.04	0.00	0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2007	$1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)	$1.00
Year Ended	March 31, 2006	$1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)	$1.00
Year Ended	March 31, 2005	$1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2004	$1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)	$1.00

Financial Highlights

		Total Return / Ratios / Supplementary Data

				Net Assets	Expenses to		Investment		Expenses to		Investment
		Total		End of Period	Average		Income to		Average		Income to
		Return		(000 omitted)	Net Assets		Average Net Assets		Net Assets*		Average Net Assets*
Institutional Money Market Fund
Six Months Ended
September 30, 2008 (unaudited)		1.07%	**	$46,953	0.25%	***	2.12%	***	0.69%	***	1.68%	***
Year Ended	March 31, 2008	4.58%		$61,209	0.24%		4.58%		0.75%		4.08%
Year Ended	March 31, 2007	5.13%		$107,018	0.21%		5.01%		0.75%		4.47%
Year Ended	March 31, 2006	3.64%		$63,486	0.21%		3.94%		0.74%		3.41%
From March 7, 2005
through March 31, 2005		0.17%	**	$10,112	0.15%	***	2.54%	***	0.74%	***	1.95%	***
Institutional Reserves Fund
Six Months Ended
September 30, 2008 (unaudited)		1.02%	**	$69,402	0.44%	***	2.02%	***	0.73%	***	1.74%	***
Year Ended	March 31, 2008	4.43%		$56,514	0.36%		4.35%		0.73%		3.99%
Year Ended	March 31, 2007	4.98%		$66,263	0.33%		4.89%		0.72%		4.50%
Year Ended	March 31, 2006	3.47%		$46,155	0.30%		3.43%		0.72%		3.01%
Year Ended	March 31, 2005	1.59%		$43,673	0.17%		1.62%		0.72%		1.07%
Year Ended	March 31, 2004	1.03%		$33,034	0.14%		1.00%		0.68%		0.46%
Liquid Assets Fund "S2" Shares
Six Months Ended
September 30, 2008 (unaudited)		0.72%	**	$33,068	1.19%	***	1.43%	***	1.29%	***	1.33%	***
Year Ended	March 31, 2008	3.78%		$27,043	1.16%		3.75%		1.26%		3.65%
Year Ended	March 31, 2007	4.14%		$36,028	1.20%		4.02%		1.30%		3.92%
Year Ended	March 31, 2006	2.65%		$60,514	1.23%		2.64%		1.33%		2.54%
Year Ended	March 31, 2005	0.77%		$48,241	1.16%		0.88%		1.33%		0.71%
Year Ended	March 31, 2004	0.29%		$28,748	1.12%		0.29%		1.30%		0.10%
Liquid Assets Fund "T" Shares
Six Months Ended
September 30, 2008 (unaudited)		0.85%	**	$13,990	0.94%	***	1.69%	***	1.04%	***	1.59%	***
Year Ended	March 31, 2008	4.04%		$14,661	0.91%		3.99%		1.01%		3.89%
Year Ended	March 31, 2007	4.40%		$15,212	0.95%		4.28%		1.05%		4.18%
Year Ended	March 31, 2006	2.90%		$27,537	0.98%		3.04%		1.08%		2.94%
Year Ended	March 31, 2005	0.94%		$13,461	0.98%		0.93%		1.08%		0.83%
Year Ended	March 31, 2004	0.41%		$18,804	0.87%		0.41%		1.05%		0.23%
Liquid Assets Fund "I" Shares
Six Months Ended
September 30, 2008 (unaudited)		0.92%	**	$61,969	0.79%		1.83%		-----		-----
Year Ended	March 31, 2008	4.20%		$66,018	0.76%		4.12%		-----		-----
Year Ended	March 31, 2007	4.55%		$64,181	0.80%		4.52%		-----		-----
Year Ended	March 31, 2006	3.06%		$32,616	0.83%		3.28%		-----		-----
Year Ended	March 31, 2005	1.09%		$10,357	0.83%		1.03%		-----		-----
Year Ended	March 31, 2004	0.56%		$22,734	0.62%		0.56%		0.80%		0.38%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Total return is for the period and has not been annualized.
*** Ratios are annualized.

37

Financial Highlights

			Investment Activities			Dividends and Distributions

		NAV	Net	Net Realized/	Total from	From Net	From Net	Return	Dividends	NAV
		Beginning	Investment	Unrealized	Investment	Investment	Realized	of	and	End
		of Period	Income	Gains (Losses)	Activities	Income	Gains	Capital	Distributions	of Period
Limited Term Bond Fund
Six Months Ended
September 30, 2008 (unaudited)		$9.76	0.18	(0.33)	(0.15)	(0.18)	0.00	0.00	(0.18)	$9.43
Year Ended	March 31, 2008	$9.48	0.38	0.28	0.66	(0.38)	0.00	0.00	(0.38)	$9.76
Year Ended	March 31, 2007	$9.41	0.37	0.09	0.46	(0.39)	0.00	0.00	(0.39)	$9.48
Year Ended	March 31, 2006	$9.47	0.30	(0.08)	0.22	(0.28)	0.00	0.00	(0.28)	$9.41
Year Ended	March 31, 2005	$9.76	0.26	(0.29)	(0.03)	(0.24)	0.00	(0.02)	(0.26)	$9.47
Year Ended	March 31, 2004	$9.62	0.28	0.14	0.42	(0.28)	0.00	0.00	(0.28)	$9.76
Bond Fund
Six Months Ended
September 30, 2008 (unaudited)		$9.88	0.22	(0.58)	(0.36)	(0.22)	0.00	0.00	(0.22)	$9.30
Year Ended	March 31, 2008	$9.70	0.44	0.18	0.62	(0.44)	0.00	0.00	(0.44)	$9.88
Year Ended	March 31, 2007	$9.56	0.42	0.14	0.56	(0.42)	0.00	0.00	(0.42)	$9.70
Year Ended	March 31, 2006	$9.80	0.40	(0.24)	0.16	(0.40)	0.00	0.00	(0.40)	$9.56
Year Ended	March 31, 2005	$10.05	0.40	(0.25)	0.15	(0.40)	0.00	0.00	(0.40)	$9.80
Year Ended	March 31, 2004	$9.78	0.41	0.28	0.69	(0.42)	0.00	0.00	(0.42)	$10.05
Municipal Bond Fund
Six Months Ended
September 30, 2008 (unaudited)		$10.11	0.16	(0.33)	(0.17)	(0.16)	0.00	0.00	(0.16)	$9.78
Year Ended	March 31, 2008	$10.08	0.34	0.05	0.39	(0.34)	(0.02)	0.00	(0.36)	$10.11
Year Ended	March 31, 2007	$10.12	0.35	0.06	0.41	(0.35)	(0.10)	0.00	(0.45)	$10.08
Year Ended	March 31, 2006	$10.49	0.33	(0.19)	0.14	(0.33)	(0.18)	0.00	(0.51)	$10.12
Year Ended	March 31, 2005	$11.02	0.34	(0.38)	(0.04)	(0.34)	(0.15)	0.00	(0.49)	$10.49
Year Ended	March 31, 2004	$11.06	0.37	0.07	0.44	(0.38)	(0.10)	0.00	(0.48)	$11.02

Financial Highlights

		Total Return / Ratios / Supplementary Data

				Net Assets	Expenses to		Investment		Expenses to		Investment
		Total		End of Period	Average		Income to		Average		Income to		Portfolio
		Return		(000 omitted)	Net Assets		Average Net Assets		Net Assets*		Average Net Assets*		Turnover
Limited Term Bond Fund
Six Months Ended
September 30, 2008 (unaudited)		1.52%	**	$25,200	0.76%	***	3.77%	***	1.33%	***	3.21%	***	16%
Year Ended	March 31, 2008	7.15%		$28,102	0.78%		3.98%		1.33%		3.44%		38%
Year Ended	March 31, 2007	4.98%		$32,270	0.77%		3.72%		1.30%		3.19%		33%
Year Ended	March 31, 2006	2.31%		$44,874	0.89%		3.05%		1.26%		2.68%		65%
Year Ended	March 31, 2005	(0.27%)		$57,251	0.89%		2.72%		1.24%		2.38%		43%
Year Ended	March 31, 2004	4.37%		$65,881	0.96%		2.85%		-----		-----		74%
Bond Fund
Six Months Ended
September 30, 2008 (unaudited)		3.71%	**	$59,047	0.75%	***	4.48%	***	1.35%	***	3.88%	***	19%
Year Ended	March 31, 2008	6.56%		$66,666	0.75%		4.51%		1.30%		3.97%		23%
Year Ended	March 31, 2007	6.00%		$74,287	0.78%		4.33%		1.32%		3.79%		20%
Year Ended	March 31, 2006	1.67%		$96,123	0.97%		3.85%		1.27%		3.55%		29%
Year Ended	March 31, 2005	1.47%		$112,672	0.98%		3.97%		1.28%		3.67%		46%
Year Ended	March 31, 2004	7.08%		$125,496	0.99%		4.12%		-----		-----		80%
Municipal Bond Fund
Six Months Ended
September 30, 2008 (unaudited)		1.66%	**	$11,181	0.75%	***	3.24%	***	1.50%	***	2.49%	***	13%
Year Ended	March 31, 2008	4.00%		$12,769	0.75%		3.38%		1.36%		2.77%		20%
Year Ended	March 31, 2007	3.08%		$17,417	0.76%		3.38%		1.33%		2.80%		50%
Year Ended	March 31, 2006	1.30%		$26,287	0.94%		3.09%		1.19%		2.84%		32%
Year Ended	March 31, 2005	(0.34%)		$38,569	0.99%		3.15%		1.24%		2.90%		38%
Year Ended	March 31, 2004	3.91%		$43,520	0.93%		3.30%		-----		-----		25%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Total return is for the period and has not been annualized.
*** Ratios are annualized.

                                          39

Additional Information (unaudited)

September 30, 2008

1. About Your Fund Expenses

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008. The table on the following page illustrates your fund’s costs in two ways:

A. Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

B. Based on hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Additional Information (unaudited) (continued)
September 30, 2008

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	4/1/2008	9/30/2008	4/1/08-9/30/08	Ratio*
Based on Actual Fund Return
Money Market Funds:
Institutional Money Market Fund	$1,000.00	$1,010.71	$1.25	0.25%
Institutional Reserves Fund	1,000.00	1,010.24	2.24	0.44%
Liquid Assets Fund S2 Shares	1,000.00	1,007.22	5.97	1.19%
Liquid Assets Fund T Shares	1,000.00	1,008.48	4.71	0.94%
Liquid Assets Fund I Shares	1,000.00	1,009.24	3.96	0.79%
Fixed Income Funds:
Limited Term Bond Fund	1,000.00	984.83	3.88	0.76%
Bond Fund	1,000.00	962.93	3.81	0.75%
Municipal Bond Fund	1,000.00	983.37	3.79	0.75%

Based on Hypothetical 5% Return
Money Market Funds:
Institutional Money Market Fund	$1,000.00	$1,023.83	$1.25	0.25%
Institutional Reserves Fund	1,000.00	1,022.84	2.25	0.44%
Liquid Assets Fund S2 Shares	1,000.00	1,019.12	6.00	1.19%
Liquid Assets Fund T Shares	1,000.00	1,020.38	4.74	0.94%
Liquid Assets Fund I Shares	1,000.00	1,021.13	3.98	0.79%
Fixed Income Funds:
Limited Term Bond Fund	1,000.00	1,021.24	3.87	0.76%
Bond Fund	1,000.00	1,021.31	3.80	0.75%
Municipal Bond Fund	1,000.00	1,021.31	3.80	0.75%

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.
	41

2.	Proxy Voting Policies and Procedures, Proxy Voting Record and Schedule of Portfolio
        Holdings Form N-PX

Complete schedules of portfolio holding for the first and third quarters (Form N-Q) are available free of charge. Form N-PX is a record of proxy votes by the Funds. Since the Funds only hold non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available upon request:

By calling the Funds toll free at 1-800-798-1819,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required). 42

Service Providers

INVESTMENT ADVISER and ADMINISTRATOR

WB Capital Management Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

 Foreside Distribution Services, L.P.

3435 Stelzer Road

Columbus, Ohio 43219

LEGAL COUNSEL

Cline, Williams, Wright, Johnson & Oldfather, L.L.P

1900 U.S. Bank Building

Lincoln, Nebraska 68508

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche L.L.P.

1100 Walnut Street, Suite 3300

Kansas City, Missouri 64106

ITEM 2. CODE OF ETHICS.

(A)   THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B)   NO COMMENT REQUIRED.

(C)   THE CODE OF ETHICS WAS NOT AMENDED DURING THE REPORTING PERIOD.

(D)   THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING

PERIOD.

(E)    NOT APPLICABLE.

(F)(1)   NOT APPLICABLE.

(F)(2)   NOT APPLICABLE.

(F)(3)   TO REQUEST A FREE COPY OF THE WB CAPITAL MUTUAL FUNDS, INC. CODE OF ETHICS,

PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A)   Not Applicable on Semi-annual report.

(B)   NOT APPPLICABLE.

(C)   NOT APPLICABLE.

(D)   NOT APPLICABLE.

(E)   NOT APPLICABLE.

(F)   NOT APPLICABLE.

(G)   NOT APPLICABLE.

(H)   NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A)  THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 30, 2008, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B)  THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A)	A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WB CAPITAL MUTUAL FUNDS, INC.

By

Jeff Lorenzen, President

Date: December 3, 2008

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

President and Principal Executive,

Jeff Lorenzen

Date: December 3, 2008

Treasurer and Principal Financial and Accounting Officer,

Amy M. Mitchell

Date: December 3, 2008